CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Capital in Excess of Par Value	Treasury Stock	Accumulated Other Comprehensive Loss	Retained Deficit
Balance at Dec. 31, 2009		$ 1,162	$ 1,921,037	$ (50,151)	$ (5,773)	$ (887,763)
Balance, shares at Dec. 31, 2009		116,154,000	0	(1,504,000)	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock (shares)		0	0
Issuance of Common Stock, Net		0	0
Compensation Expense Recognized			4,431
Excess Tax Benefit (Deficit) From Stock-Based Arrangements, Net			(826)
Other, shares		182,000	0
Other		1	17
Repurchase of Common Stock, shares				(48,000)
Repurchase of Common Stock				(182)
Other Comprehensive Income, Net of Taxes					5,773
Net Loss	(134,594)					(134,594)
Balance at Dec. 31, 2010	853,132	1,163	1,924,659	(50,333)	0	(1,022,357)
Balance, shares at Dec. 31, 2010	114,784,000	116,336,000	0	(1,552,000)	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock (shares)		22,321,000	0
Issuance of Common Stock, Net		223	126,562
Compensation Expense Recognized			5,283
Excess Tax Benefit (Deficit) From Stock-Based Arrangements, Net			(321)
Other, shares		1,141,000	0
Other		12	1,641
Repurchase of Common Stock, shares				(347,000)
Repurchase of Common Stock				(1,851)
Other Comprehensive Income, Net of Taxes					0
Net Loss	(76,128)					(76,128)
Balance at Dec. 31, 2011	908,553	1,398	2,057,824	(52,184)	0	(1,098,485)
Balance, shares at Dec. 31, 2011	137,899,000	139,798,000	0	(1,899,000)	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock (shares)		20,000,000	0
Issuance of Common Stock, Net		200	96,496
Compensation Expense Recognized			6,243
Excess Tax Benefit (Deficit) From Stock-Based Arrangements, Net			(1,106)
Other, shares		910,000	0
Other		9	287
Repurchase of Common Stock, shares				(181,000)
Repurchase of Common Stock				(916)
Other Comprehensive Income, Net of Taxes					0
Net Loss	(127,004)					(127,004)
Balance at Dec. 31, 2012	$ 882,762	$ 1,607	$ 2,159,744	$ (53,100)	$ 0	$ (1,225,489)
Balance, shares at Dec. 31, 2012	158,628,000	160,708,000	0	(2,080,000)	0	0